Accrued expenses	12 Months Ended
Mar. 31, 2023
Accrued expenses
Accrued expenses
15.	Accrued expenses

Accrued expenses consisted of the following:

	As of March 31,
	2023	2022
Accrued payroll	$844,331	$480,404
Accrued rental fee	2,265	77,777
Accrued promotion fee	9,368	51,252
Audit fee payable	—	20,000
Accrued Interest	202,405	219,097
Other	334	13,020
Total	$1,058,703	$861,550